Finance Receivables And Loans, Net (Redefaults) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	6,846	7,144
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 83	$ 92
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	47	48
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 2	$ 4
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	6,836	7,117
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 82	$ 90
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 47	$ 47
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	0
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 0	$ 0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	$ 0
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	10	27
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 1	$ 2
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	$ 1